Deferred Revenue (Details Textual) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Deferred Revenue Arrangement [Line Items]
Deferred Revenue, Current	$ 4,073	$ 2,766
Deferred Revenue, Non-current	0	89
PRC Government stockpiling purchase of H5N1 vaccines [Member]
Deferred Revenue Arrangement [Line Items]
Deferred Revenue, Current	95	0
Deferred Revenue, Non-current	0	89
Advances from customers [Member]
Deferred Revenue Arrangement [Line Items]
Deferred Revenue, Current	3,950	2,766
Hepatitis [Member]
Deferred Revenue Arrangement [Line Items]
Deferred Revenue, Current	$ 28	$ 0